Long-term debt - Summary of Principal Payment on long Term Debt Including Obligation Under Capital Lease (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Mar. 31, 2012
Debt Disclosure [Abstract]
2014	$ 3,795
2015	3,182
2016	21,224
2017	1,183
2018	1,059
Thereafter	11,452
Long-term debt and Capital lease obligations	$ 41,895	$ 50,965